Distribution Date:	07/17/25	CSAIL 2019-C16 Commercial Mortgage Trust
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: CSAIL 2019-C16 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12596WAA2	2.359500%	19,153,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12596WAB0	3.066700%	160,200,000.00	156,527,209.48	0.00	400,018.33	0.00	0.00	400,018.33	156,527,209.48	31.19%	30.00%
A-3	12596WAC8	3.329000%	339,980,000.00	339,980,000.00	0.00	943,161.18	0.00	0.00	943,161.18	339,980,000.00	31.19%	30.00%
A-SB	12596WAD6	3.142300%	31,923,000.00	25,304,296.69	589,262.70	66,261.41	0.00	0.00	655,524.11	24,715,033.99	31.19%	30.00%
A-S	12596WAG9	3.612200%	63,985,000.00	63,985,000.00	0.00	192,605.51	0.00	0.00	192,605.51	63,985,000.00	22.74%	21.88%
B	12596WAH7	3.884600%	31,501,000.00	31,501,000.00	0.00	101,973.99	0.00	0.00	101,973.99	31,501,000.00	18.58%	17.88%
C	12596WAJ3	4.237100%	35,437,000.00	35,437,000.00	0.00	125,125.09	0.00	0.00	125,125.09	35,437,000.00	13.91%	13.38%
D	12596WAM6	3.000000%	23,783,000.00	23,783,000.00	0.00	59,457.50	0.00	0.00	59,457.50	23,783,000.00	10.77%	10.36%
E-RR	12596WAQ7	4.815129%	18,546,000.00	18,546,000.00	0.00	74,417.82	0.00	0.00	74,417.82	18,546,000.00	8.32%	8.00%
F-RR	12596WAS3	4.815129%	20,672,000.00	20,672,000.00	0.00	82,948.62	0.00	0.00	82,948.62	20,672,000.00	5.59%	5.38%
G-RR	12596WAU8	4.815129%	7,875,000.00	7,875,000.00	0.00	31,599.28	0.00	0.00	31,599.28	7,875,000.00	4.55%	4.38%
NR-RR	12596WAW4	4.815129%	34,454,331.00	34,454,331.00	0.00	126,428.77	0.00	0.00	126,428.77	34,454,331.00	0.00%	0.00%
R	12596WAX2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			787,509,331.00	758,064,837.17	589,262.70	2,203,997.50	0.00	0.00	2,793,260.20	757,475,574.47

X-A	12596WAE4	1.533348%	615,241,000.00	585,796,506.17	0.00	748,524.96	0.00	0.00	748,524.96	585,207,243.47
X-B	12596WAF1	0.743915%	66,938,000.00	66,938,000.00	0.00	41,496.83	0.00	0.00	41,496.83	66,938,000.00
X-D	12596WAK0	1.815129%	23,783,000.00	23,783,000.00	0.00	35,974.34	0.00	0.00	35,974.34	23,783,000.00
Notional SubTotal			705,962,000.00	676,517,506.17	0.00	825,996.13	0.00	0.00	825,996.13	675,928,243.47

Deal Distribution Total					589,262.70	3,029,993.63	0.00	0.00	3,619,256.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12596WAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12596WAB0	977.07371710	0.00000000	2.49699332	0.00000000	0.00000000	0.00000000	0.00000000	2.49699332	977.07371710
A-3	12596WAC8	1,000.00000000	0.00000000	2.77416666	0.00000000	0.00000000	0.00000000	0.00000000	2.77416666	1,000.00000000
A-SB	12596WAD6	792.66662563	18.45887605	2.07566363	0.00000000	0.00000000	0.00000000	0.00000000	20.53453967	774.20774958
A-S	12596WAG9	1,000.00000000	0.00000000	3.01016660	0.00000000	0.00000000	0.00000000	0.00000000	3.01016660	1,000.00000000
B	12596WAH7	1,000.00000000	0.00000000	3.23716676	0.00000000	0.00000000	0.00000000	0.00000000	3.23716676	1,000.00000000
C	12596WAJ3	1,000.00000000	0.00000000	3.53091656	0.00000000	0.00000000	0.00000000	0.00000000	3.53091656	1,000.00000000
D	12596WAM6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	12596WAQ7	1,000.00000000	0.00000000	4.01260757	0.00000000	0.00000000	0.00000000	0.00000000	4.01260757	1,000.00000000
F-RR	12596WAS3	1,000.00000000	0.00000000	4.01260739	0.00000000	0.00000000	0.00000000	0.00000000	4.01260739	1,000.00000000
G-RR	12596WAU8	1,000.00000000	0.00000000	4.01260698	0.00000000	0.00000000	0.00000000	0.00000000	4.01260698	1,000.00000000
NR-RR	12596WAW4	1,000.00000000	0.00000000	3.66945944	0.34314786	10.07824561	0.00000000	0.00000000	3.66945944	1,000.00000000
R	12596WAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12596WAE4	952.14152856	0.00000000	1.21663699	0.00000000	0.00000000	0.00000000	0.00000000	1.21663699	951.18375315
X-B	12596WAF1	1,000.00000000	0.00000000	0.61992934	0.00000000	0.00000000	0.00000000	0.00000000	0.61992934	1,000.00000000
X-D	12596WAK0	1,000.00000000	0.00000000	1.51260732	0.00000000	0.00000000	0.00000000	0.00000000	1.51260732	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	06/01/25 - 06/30/25	30	0.00	400,018.33	0.00	400,018.33	0.00	0.00	0.00	400,018.33	0.00
A-3	06/01/25 - 06/30/25	30	0.00	943,161.18	0.00	943,161.18	0.00	0.00	0.00	943,161.18	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	66,261.41	0.00	66,261.41	0.00	0.00	0.00	66,261.41	0.00
X-A	06/01/25 - 06/30/25	30	0.00	748,524.96	0.00	748,524.96	0.00	0.00	0.00	748,524.96	0.00
X-B	06/01/25 - 06/30/25	30	0.00	41,496.83	0.00	41,496.83	0.00	0.00	0.00	41,496.83	0.00
X-D	06/01/25 - 06/30/25	30	0.00	35,974.34	0.00	35,974.34	0.00	0.00	0.00	35,974.34	0.00
A-S	06/01/25 - 06/30/25	30	0.00	192,605.51	0.00	192,605.51	0.00	0.00	0.00	192,605.51	0.00
B	06/01/25 - 06/30/25	30	0.00	101,973.99	0.00	101,973.99	0.00	0.00	0.00	101,973.99	0.00
C	06/01/25 - 06/30/25	30	0.00	125,125.09	0.00	125,125.09	0.00	0.00	0.00	125,125.09	0.00
D	06/01/25 - 06/30/25	30	0.00	59,457.50	0.00	59,457.50	0.00	0.00	0.00	59,457.50	0.00
E-RR	06/01/25 - 06/30/25	30	0.00	74,417.82	0.00	74,417.82	0.00	0.00	0.00	74,417.82	0.00
F-RR	06/01/25 - 06/30/25	30	0.00	82,948.62	0.00	82,948.62	0.00	0.00	0.00	82,948.62	0.00
G-RR	06/01/25 - 06/30/25	30	0.00	31,599.28	0.00	31,599.28	0.00	0.00	0.00	31,599.28	0.00
NR-RR	06/01/25 - 06/30/25	30	334,075.76	138,251.70	0.00	138,251.70	11,822.93	0.00	0.00	126,428.77	347,239.21
Totals			334,075.76	3,041,816.56	0.00	3,041,816.56	11,822.93	0.00	0.00	3,029,993.63	347,239.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,619,256.33
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,051,552.66	Master Servicing Fee	2,319.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,622.31
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	315.86
ARD Interest	0.00	Operating Advisor Fee	1,257.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	221.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,051,552.66	Total Fees	9,736.09

Principal		Expenses/Reimbursements
Scheduled Principal	589,262.70	Reimbursement for Interest on Advances	27.55
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,795.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	589,262.70	Total Expenses/Reimbursements	11,822.95

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,029,993.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	589,262.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,619,256.33
Total Funds Collected	3,640,815.36	Total Funds Distributed	3,640,815.37

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	758,064,838.11	758,064,838.11	Beginning Certificate Balance	758,064,837.17
(-) Scheduled Principal Collections	589,262.70	589,262.70	(-) Principal Distributions	589,262.70
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	757,475,575.41	757,475,575.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	758,483,686.21	758,483,686.21	Ending Certificate Balance	757,475,574.47
Ending Actual Collateral Balance	757,962,046.68	757,962,046.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP
	$9,999,999 and less	19	122,632,677.44	16.19%	46	4.9027	1.789658	1.49 or less	18	216,159,868.44	28.54%	45	5.1636	1.268783
$10,000,000 to $19,999,999		15	195,680,532.95	25.83%	46	4.7931	1.692223	1.50 to 1.74	9	103,738,125.53	13.70%	45	5.0418	1.686529
$20,000,000 to $29,999,999		5	133,063,753.14	17.57%	45	4.8319	1.681710	1.75 to 1.99	8	148,121,672.56	19.55%	46	4.7290	1.850317
$30,000,000 to $39,999,999		5	152,564,043.71	20.14%	43	5.0606	1.880135	2.00 to 2.49	6	131,955,258.84	17.42%	45	4.5460	2.230212
	$40,000,000 or more	2	95,055,262.34	12.55%	45	4.1865	2.414565	2.5 to 2.99	3	87,555,066.47	11.56%	44	4.1257	2.639847
	Totals	51	757,475,575.41	100.00%	45	4.8303	1.828381	3.0 or more	2	11,466,277.74	1.51%	47	4.4821	3.665430
								Totals	51	757,475,575.41	100.00%	45	4.8303	1.828381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP	Washington	1	40,718,523.56	5.38%	43	5.3740	1.220000
California	4	60,650,000.00	8.01%	45	4.7300	2.144773	Wisconsin	2	5,701,181.00	0.75%	45	4.5820	1.900000
Colorado	1	7,205,506.72	0.95%	47	4.8800	1.650000	Totals	96	757,475,575.41	100.00%	45	4.8303	1.828381
Florida	4	54,228,332.83	7.16%	44	4.8497	1.865028
									Property Type³
Georgia	3	4,391,545.00	0.58%	45	4.5820	1.900000
Idaho	1	2,079,473.65	0.27%	46	4.4890	2.120000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	10,354,822.22	1.37%	46	4.9054	1.864263		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	5,887,736.46	0.78%	46	5.5079	1.689357	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP
Kansas	1	739,368.41	0.10%	46	4.4890	2.120000	Industrial	17	53,330,610.91	7.04%	46	4.5698	2.070345
Louisiana	4	56,982,210.80	7.52%	46	4.7547	1.739299	Lodging	14	199,261,187.65	26.31%	45	5.0615	1.482290
Maryland	5	46,837,505.23	6.18%	45	4.7335	1.815079	Mixed Use	3	37,628,202.19	4.97%	44	4.7211	2.306569
Michigan	7	58,549,113.92	7.73%	46	5.1576	1.333561	Mobile Home Park	1	6,085,794.75	0.80%	46	5.5300	1.720000
Minnesota	2	7,725,561.25	1.02%	45	4.5764	1.913159	Multi-Family	7	63,370,659.28	8.37%	47	4.6894	1.787970
Mississippi	1	5,221,789.38	0.69%	46	4.4890	2.120000	Office	11	137,987,258.16	18.22%	44	4.5418	2.274737
Montana	1	11,011,193.96	1.45%	46	4.8700	1.730000	Retail	38	201,332,556.69	26.58%	45	4.7914	1.790637
Nebraska	1	739,368.41	0.10%	46	4.4890	2.120000	Totals	96	757,475,575.41	100.00%	45	4.8303	1.828381
Nevada	1	5,237,140.42	0.69%	47	4.7600	1.480000
New Mexico	12	40,530,321.45	5.35%	41	5.5209	1.730551
New York	8	154,705,572.99	20.42%	45	4.3971	2.217554
North Carolina	4	31,483,527.67	4.16%	45	4.7432	1.840537
Ohio	5	12,763,463.66	1.69%	46	4.5073	2.076827
Tennessee	3	11,821,258.24	1.56%	47	4.8704	2.008844
Texas	9	43,181,771.48	5.70%	46	4.7801	1.685516
Utah	2	11,159,528.27	1.47%	47	4.8800	1.448814
Virginia	2	9,090,452.66	1.20%	45	4.5710	1.844977

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP
	4.4999% or less	7	165,560,328.81	21.86%	46	4.2015	2.371921	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	10	135,895,907.61	17.94%	45	4.5779	1.984726	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	15	217,970,365.22	28.78%	46	4.8580	1.656663	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	7	102,257,650.05	13.50%	44	5.2605	1.508310	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or more	7	77,312,017.89	10.21%	43	5.6600	1.461436	49 months or greater	46	698,996,269.58	92.28%	45	4.7956	1.846560
	Totals	51	757,475,575.41	100.00%	45	4.8303	1.828381	Totals	51	757,475,575.41	100.00%	45	4.8303	1.828381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP
	119 months or less	46	698,996,269.58	92.28%	45	4.7956	1.846560	Interest Only	18	380,530,262.34	50.24%	45	4.5990	2.070705
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	28	318,466,007.24	42.04%	45	5.0305	1.578732
	Totals	51	757,475,575.41	100.00%	45	4.8303	1.828381	301 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	757,475,575.41	100.00%	45	4.8303	1.828381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	58,479,305.83	7.72%	46	5.2452	NAP			No outstanding loans in this group
Underwriter's Information		1	32,564,043.71	4.30%	40	5.7340	1.420000
	12 months or less	43	640,556,877.30	84.56%	45	4.7406	1.875346
	13 months to 24 months	1	17,600,000.00	2.32%	46	4.9600	1.610000
	25 months or greater	1	8,275,348.57	1.09%	46	5.0100	1.800000
	Totals	51	757,475,575.41	100.00%	45	4.8303	1.828381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30502515	OF	New York	NY	Actual/360	3.914%	163,083.33	0.00	0.00	N/A	03/11/29	--	50,000,000.00	50,000,000.00	07/11/25
2	30316095	IN	Various	Various	Actual/360	4.489%	168,544.23	0.00	0.00	N/A	05/06/29	--	45,055,262.34	45,055,262.34	07/06/25
3A1	30316316	LO	Bellevue	WA	Actual/360	5.374%	134,180.96	36,591.25	0.00	N/A	02/06/29	--	29,962,253.14	29,925,661.89	07/06/25
3A2	30316357				Actual/360	5.374%	48,393.13	13,196.85	0.00	N/A	02/06/29	--	10,806,058.47	10,792,861.62	07/06/25
4A2	30316098	LO	Various	Various	Actual/360	4.958%	123,950.00	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	07/01/25
4A4	30316100				Actual/360	4.958%	41,316.67	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	07/01/25
5A1	30316317	LO	Linthicum Heights	MD	Actual/360	4.799%	107,671.23	45,003.42	0.00	N/A	04/06/29	--	26,923,132.34	26,878,128.92	07/06/25
5A2	30316358				Actual/360	4.799%	35,890.41	15,001.14	0.00	N/A	04/06/29	--	8,974,377.45	8,959,376.31	07/06/25
6	30316318	Various Santa Fe		NM	Actual/360	5.734%	155,859.22	53,861.24	0.00	N/A	11/06/28	--	32,617,904.95	32,564,043.71	02/06/25
7A1	30316126	RT	Various	Various	Actual/360	4.582%	95,458.33	0.00	0.00	N/A	04/01/29	--	25,000,000.00	25,000,000.00	07/01/25
7A3	30316128				Actual/360	4.582%	38,183.33	0.00	0.00	N/A	04/01/29	--	10,000,000.00	10,000,000.00	07/01/25
8	30316319	LO	Brooklyn	NY	Actual/360	5.400%	127,066.64	47,007.91	0.00	N/A	06/06/29	--	28,237,030.83	28,190,022.92	07/06/25
9	30316320	MU	New York	NY	Actual/360	4.530%	113,257.92	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	07/08/25
10	30315609	OF	Orlando	FL	Actual/360	4.770%	119,250.00	0.00	0.00	N/A	01/06/29	--	30,000,000.00	30,000,000.00	07/06/25
11	30316321	LO	Garden Grove	CA	Actual/360	5.253%	131,332.50	0.00	0.00	N/A	03/11/29	--	30,000,000.00	30,000,000.00	06/11/25
12	30316322	RT	Lafayette	LA	Actual/360	4.850%	103,441.29	33,758.59	0.00	N/A	05/06/29	--	25,593,720.92	25,559,962.33	07/06/25
13	30316323	MF	Brooklyn	NY	Actual/360	4.460%	95,518.33	0.00	0.00	N/A	06/06/29	--	25,700,000.00	25,700,000.00	07/06/25
14	30316324	RT	Fontana	CA	Actual/360	4.038%	62,252.50	0.00	0.00	N/A	06/06/29	--	18,500,000.00	18,500,000.00	07/06/25
15	30316325	MF	Brooklyn	NY	Actual/360	4.960%	72,746.67	0.00	0.00	N/A	05/06/29	--	17,600,000.00	17,600,000.00	07/06/25
16	30316119	OF	Kings Mountain	NC	Actual/360	4.650%	64,715.14	22,943.12	0.00	N/A	04/01/29	--	16,700,681.38	16,677,738.26	07/01/25
17	30316326	RT	New York	NY	Actual/360	4.220%	53,629.17	0.00	0.00	N/A	06/06/29	--	15,250,000.00	15,250,000.00	07/06/25
18	30316327	LO	Lakeland	FL	Actual/360	4.750%	52,729.89	22,908.97	0.00	N/A	06/06/29	--	13,321,235.62	13,298,326.65	07/06/25
19	30316328	RT	Bloomfield Hills	MI	Actual/360	5.545%	65,962.40	0.00	0.00	N/A	03/06/29	--	14,275,000.00	14,275,000.00	07/06/25
20	30316329	OF	Troy	MI	Actual/360	5.550%	62,177.44	17,752.77	0.00	N/A	06/06/29	--	13,443,769.93	13,426,017.16	07/06/25
21	30316330	RT	Irving	TX	Actual/360	4.500%	48,041.58	22,894.36	0.00	N/A	06/01/29	--	12,811,088.02	12,788,193.66	07/01/25
22	30316331	RT	Winter Park	FL	Actual/360	5.300%	53,170.99	14,576.18	0.00	N/A	06/06/29	--	12,038,714.51	12,024,138.33	07/06/25
23	30316332	OF	Memphis	TN	Actual/360	4.900%	43,861.34	19,295.14	0.00	N/A	06/06/29	--	10,741,553.38	10,722,258.24	07/06/25
24	30316333	LO	Livonia	MI	Actual/360	4.870%	42,035.13	18,788.92	0.00	N/A	05/06/29	--	10,357,732.32	10,338,943.40	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30316334	RT	Bozeman	MT	Actual/360	4.870%	44,745.91	14,491.43	0.00	N/A	05/01/29	--	11,025,685.39	11,011,193.96	07/01/25
26	30316335	MF	Various	MD	Actual/360	4.520%	41,433.33	0.00	0.00	N/A	06/01/29	--	11,000,000.00	11,000,000.00	07/01/25
27	30316336	LO	Austin	TX	Actual/360	5.140%	35,184.36	21,129.33	0.00	N/A	05/01/29	--	8,214,248.02	8,193,118.69	07/01/25
28	30316337	MF	Grand Rapids	MI	Actual/360	5.020%	37,997.09	12,310.08	0.00	N/A	06/06/29	--	9,082,969.36	9,070,659.28	07/06/25
29	30316338	IN	Chicago	IL	Actual/360	5.010%	34,607.04	13,761.93	0.00	N/A	05/01/29	--	8,289,110.50	8,275,348.57	02/01/24
30	30316339	LO	Albuquerque	NM	Actual/360	4.650%	30,923.33	13,937.07	0.00	N/A	06/06/29	--	7,980,214.81	7,966,277.74	07/06/25
31	30316340	OF	Sausalito	CA	Actual/360	4.650%	33,518.75	0.00	0.00	N/A	05/06/29	--	8,650,000.00	8,650,000.00	07/06/25
32	30316341	RT	Mechanicsville	VA	Actual/360	4.570%	31,791.94	11,630.57	0.00	N/A	04/06/29	--	8,347,992.23	8,336,361.66	07/06/25
33	30316342	SS	Watauga	TX	Actual/360	4.330%	28,866.67	0.00	0.00	N/A	05/01/29	--	8,000,000.00	8,000,000.00	07/01/25
34	30316343	RT	Denver	CO	Actual/360	4.880%	29,355.28	13,005.66	0.00	N/A	06/01/29	--	7,218,512.38	7,205,506.72	07/01/25
35	30316344	RT	Lafayette	LA	Actual/360	3.920%	24,718.07	11,688.66	0.00	N/A	06/01/29	--	7,566,755.13	7,555,066.47	07/01/25
36	30316345	MH	Keene	TX	Actual/360	5.530%	28,114.48	14,997.15	0.00	N/A	05/06/29	--	6,100,791.90	6,085,794.75	07/06/25
37	30316346	RT	Glendale	AZ	Actual/360	5.450%	28,640.77	10,743.98	0.00	N/A	01/06/29	--	6,306,223.79	6,295,479.81	07/06/25
38	30316347	RT	Spanish Fork	UT	Actual/360	4.880%	23,631.00	10,469.56	0.00	N/A	06/01/29	--	5,810,902.26	5,800,432.70	07/01/25
39	30316348	LO	Comstock Park	MI	Actual/360	4.685%	21,424.09	10,157.84	0.00	N/A	05/06/29	--	5,487,494.13	5,477,336.29	07/06/25
40	30316349	MU	New York	NY	Actual/360	5.400%	27,000.00	0.00	0.00	N/A	06/06/29	--	6,000,000.00	6,000,000.00	07/06/25
41	30316350	RT	Kaysville	UT	Actual/360	4.880%	21,832.99	9,672.96	0.00	N/A	06/01/29	--	5,368,768.53	5,359,095.57	07/01/25
42	30316351	RT	Las Vegas	NV	Actual/360	4.760%	20,807.46	8,438.55	0.00	N/A	06/01/29	--	5,245,578.97	5,237,140.42	07/01/25
43	30316352	LO	East Syracuse	NY	Actual/360	5.500%	19,909.28	10,795.09	0.00	N/A	03/01/29	--	4,343,841.87	4,333,046.78	07/01/25
44	30316353	RT	Casper	WY	Actual/360	5.500%	18,221.20	5,870.09	0.00	N/A	12/06/28	--	3,975,534.86	3,969,664.77	07/06/25
45	30316354	RT	Naples	FL	Actual/360	5.675%	16,720.98	5,708.18	0.00	N/A	04/06/29	--	3,535,714.36	3,530,006.18	07/06/25
46	30316355	OF	San Diego	CA	Actual/360	4.100%	11,958.33	0.00	0.00	N/A	05/06/29	--	3,500,000.00	3,500,000.00	07/06/25
47	30316356	LO	Michigan	IN	Actual/360	6.350%	16,430.54	6,874.71	0.00	N/A	06/06/29	--	3,104,984.02	3,098,109.31	07/06/25
Totals							3,051,552.66	589,262.70	0.00				758,064,838.11	757,475,575.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	55,953,698.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,989,338.02	2,350,549.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	3,835,887.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	3,835,887.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	16,118,194.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	16,118,194.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	4,665,676.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	4,665,676.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	04/11/25	0.00	0.00	209,333.39	1,048,261.48	306,243.10	0.00
7A1	5,062,368.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	5,062,368.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	30,963,176.62	8,626,033.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,541,783.04	3,166,484.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	18,088,114.87	0.00	--	--	--	0.00	0.00	131,238.75	131,238.75	0.00	0.00
12	2,807,489.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,237,706.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,976,477.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,430,046.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,221,178.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,166,696.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,379,462.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,451,737.37	1,323,328.97	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,174,765.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,703,241.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,035,219.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,202,184.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,153,010.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,307,637.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	830,576.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	11/12/24	0.00	0.00	48,270.61	821,971.77	2,072,030.80	0.00
30	1,787,252.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	538,800.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	924,619.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	894,264.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,313,672.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	902,935.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	628,660.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	184,267.01	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	487,278.73	0.00	--	--	--	0.00	0.00	0.00	0.00	6,243.45	0.00
41	603,389.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	535,345.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	635,663.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	470,236.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	782,442.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	470,821.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	218,953,177.27	15,650,663.54				0.00	0.00	388,842.75	2,001,472.00	2,384,517.35	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	2	40,839,392.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.830345%	4.814934%	45
06/17/25	0	0.00	0	0.00	2	40,907,015.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.830541%	4.815129%	46
05/16/25	0	0.00	1	32,666,331.77	1	8,301,664.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.830716%	4.815303%	47
04/17/25	0	0.00	0	0.00	2	41,035,023.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.830909%	4.815496%	48
03/17/25	0	0.00	0	0.00	2	41,095,392.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831082%	4.815668%	49
02/18/25	0	0.00	1	32,830,934.99	1	8,343,615.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831312%	4.815897%	50
01/17/25	0	0.00	1	32,878,315.12	1	8,355,935.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831482%	4.816067%	51
12/17/24	0	0.00	1	32,925,462.45	1	8,368,202.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831651%	4.816236%	52
11/18/24	1	32,977,604.92	0	0.00	1	8,381,578.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.831837%	4.816420%	53
10/18/24	1	33,024,264.41	0	0.00	1	8,393,735.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832002%	4.816584%	54
09/17/24	1	33,075,937.02	0	0.00	1	8,407,005.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832185%	4.816766%	55
08/16/24	1	33,122,113.37	0	0.00	1	8,419,053.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.832348%	4.816927%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30316318	02/06/25	4	6	209,333.39	1,048,261.48	429,162.19	32,830,934.99	08/23/22	2
11	30316321	06/11/25	0	A	131,238.75	131,238.75	0.00	30,000,000.00
29	30316338	02/01/24	16	6	48,270.61	821,971.77	2,714,708.67	8,494,928.56	07/07/23	98
Totals					388,842.75	2,001,472.00	3,143,870.86	71,325,863.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		757,475,575	716,636,183	40,839,392		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	757,475,575	716,636,183	0	0	40,839,392	0
Jun-25	758,064,838	717,157,823	0	0	40,907,015	0
May-25	758,598,942	717,630,946	0	32,666,332	8,301,665	0
Apr-25	759,183,407	718,148,384	0	0	41,035,024	0
Mar-25	759,712,576	718,617,184	0	0	41,095,392	0
Feb-25	760,398,080	719,223,530	0	32,830,935	8,343,616	0
Jan-25	760,921,887	719,687,636	0	32,878,315	8,355,936	0
Dec-24	761,443,383	720,149,718	0	32,925,462	8,368,203	0
Nov-24	762,025,665	720,666,481	32,977,605	0	8,381,579	0
Oct-24	762,552,260	721,134,260	33,024,264	0	8,393,736	0
Sep-24	763,129,814	721,646,872	33,075,937	0	8,407,005	0
Aug-24	763,651,546	722,110,379	33,122,113	0	8,419,053	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30316318	32,564,043.71	32,830,934.99	43,250,000.00	11/20/24	3,785,111.00	1.42000	11/06/28	11/06/28	279
29	30316338	8,275,348.57	8,494,928.56	19,200,000.00	09/19/24	2,083,864.00	1.80000	06/30/23	05/01/29	286
Totals		40,839,392.28	41,325,863.55	62,450,000.00		5,868,975.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30316318	Various	NM	08/23/22	2

Loan transferred to Special Servicer as SS loan for delinquent payments on 8/23/22. Collateral is a portfolio of (11) retail/office and art gallery properties located in downtown Santa Fe, New Mexico with approximately 100 tenants. 9 of the tenants are sponsor affiliates representing approximately 45% of GLA and 52% of EGI. Loan is delinquent again, due for 12/6/24 payment. The Lender is moving forward with the foreclosure process. Local counsel has file the motion seeking the appointment of Receiver, waiting on court to rule.

29	30316338	IN	IL	07/07/23	98

The Loan was transferred on 7/10/2023 due to Delinquent Payments as Borrower failed to make the payment due for 5/1/2023. NOD was sent on 8/8/2023. Loan was accelerated on 8/8/2023. Collateral consists of 3 multi-story industrial warehouse buildings tota ling 290K SF in Chicago, IL. Borrower has ceased providing financials since Q3 2023. Local Counsel has been retained to file for foreclosure and/or receivership. The next hearing is scheduled for 6/2/25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30316316	30,500,000.00	5.37400%	30,500,000.00	5.37400%	8	07/02/20	07/01/20	06/30/20
5A1	30316317	29,185,099.95	4.79905%	29,150,369.63	4.79905%	8	09/04/20	07/06/20	09/22/20
5A2	30316358	9,728,366.66	4.79905%	9,716,789.89	4.79905%	8	09/04/20	07/06/20	09/22/20
6	30316318	0.00	5.73400%	0.00	5.73400%	8	06/21/21	06/21/21	08/02/21
6	30316318	0.00	5.73400%	0.00	5.73400%	8	01/08/24	01/08/24	03/04/24
8	30316319	0.00	5.40000%	0.00	5.40000%	8	03/30/21	03/30/21	04/12/21
15	30316325	0.00	4.96000%	0.00	4.96000%	8	06/06/22	06/06/22	06/27/22
27	30316336	0.00	5.14000%	0.00	5.14000%	8	02/16/21	02/16/21	02/25/21
39	30316348	0.00	4.68500%	0.00	4.68500%	8	08/25/22	04/06/20	10/21/22
43	30316352	0.00	5.50000%	5,908,850.63	5.50000%	8	05/28/21	04/01/20	08/23/21
Totals		69,413,466.61		75,276,010.15
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)
5A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,795.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.87	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.28	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.44	0.00	0.00	0.00
29	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(28.83)	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.79	0.00	0.00	0.00
Total	0.00	0.00	11,795.40	0.00	0.00	0.00	0.00	0.00	27.55	0.00	0.00	(0.01)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,822.94

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Supplemental Notes
None

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